Note 12 - Other Assets (Detail) - Summary of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets	$ 3,474	$ 4,614
Deferred Charges [Member]
Other Assets	1,353	2,513
Use Rights [Member]
Other Assets	1,207	1,236
Refundable Deposits [Member]
Other Assets	789	706
Deferred Income Tax Assets - Noncurrent [Member]
Other Assets	$ 125	$ 159